Employee benefit plans and compensation plans - Defined benefit plans - Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee benefit plans and compensation plans.
Employer benefit payments/settlements	$ 0.2	$ 0.3
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2018	0.4
2019	0.4
2020	0.4
2021	0.4
2022	0.5
2023 -2027	2.8
Total benefit payments required	$ 4.9